DEBT (Details Narrative)													6 Months Ended	7 Months Ended	12 Months Ended			18 Months Ended
	Dec. 15, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 26, 2023 USD ($)	Oct. 19, 2023 COP ($)	Oct. 05, 2023 USD ($)	Feb. 16, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 06, 2022 USD ($)	Jul. 07, 2021 USD ($) ft²	May 21, 2021 USD ($)	Jan. 22, 2021 USD ($)	Jan. 15, 2022	Dec. 31, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021	Aug. 30, 2023 USD ($)	Aug. 30, 2023 COP ($)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 COP ($)	Apr. 28, 2023 USD ($)	Mar. 01, 2023	Jan. 19, 2022 COP ($)	Aug. 16, 2021 USD ($) ft²	Mar. 31, 2021 USD ($)	Jan. 22, 2021 COP ($)	Jan. 06, 2021 USD ($)	Jan. 06, 2021 COP ($)
IfrsStatementLineItems [Line Items]
Borrowing amount															$ 271,344,270	$ 215,849,667
Unborrowed amount percentage													1.50%	0.50%				1.00%
Debt issuance costs															814,661	41,550	$ 1,070,987
Debt outstanding															(2,242,909)	(9,346,062)
Restricted cash equivalent															2,620,485	3,192,272
Other borrowings																87,366,478
Parent [member]
IfrsStatementLineItems [Line Items]
Debt issuance costs																5,175	$ 196,785
Restricted cash equivalent																1,205,162
BBVA Peru [Member]
IfrsStatementLineItems [Line Items]
Interest rate percent				8.35%
Borrowing amount				$ 2,000,000
Debt outstanding	$ 46,973,443
Mortgage loan	$ 60,000,000
Loss of debt facility															1,651,793
Debt term	10 months			9 months
Nominal rate percent				14.45%
ITAU Corpbanca Colombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Borrowing amount																													$ 10,100,000	$ 35,000,000,000
Loss of debt facility															118,073
Percentage of commitment fee																													0.50%	0.50%
Bancolombia, S.A. [Member]
IfrsStatementLineItems [Line Items]
Borrowing amount												$ 12,800,000																$ 44,500,000,000
Balloon payment								$ 11,400,000																	$ 42,866,000,000
Gain of debt faclity															70,058
Loss of debt facility					$ 47,466											653,847
Percentage of commitment fee												0.10%																0.10%
Increase in borrowing amount								$ 8,400,000				$ 7,000,000.0													34,000,000,000			$ 30,000,000,000
Debt term								14 years				15 years
Percentage of balloon payment												40.00%																40.00%
Undrawn amount												$ 6,900,000																$ 29,901,000,000
Bancolombia, S.A. [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowing amount								$ 14,300,000																	57,810,000,000
Bancolombia, S.A. [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowing amount								$ 22,700,000																	$ 91,810,000,000
BAC Credomatic, S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest rate percent					8.12%																			8.12%			5.00%
Borrowing amount						$ 2,868,155
Gain of debt faclity						121,038
Mortgage loan																											$ 10,000,000.0
Loss of debt facility						$ 586
Banco BAC San Jos?, S.A. [Member]
IfrsStatementLineItems [Line Items]
Interest rate percent																											60.00%
Borrowing amount																1,000,000.0
Mortgage loan										$ 45,500,000						1,000,000.0
Debt term										10 years
Aggregate amount | ft²										829,898
Banco Promerica de Costa Rica, S.A. [Member]
IfrsStatementLineItems [Line Items]
Mortgage loan																										$ 7,000,000.0
Aggregate amount | ft²																										118,403
Banco Davivienda Costa Rica, S.A [Member]
IfrsStatementLineItems [Line Items]
Gain of debt faclity									$ 4,077,399
Mortgage loan							$ 2,400,000
Debt term							14 years
Banco Nacional de Costa Rica, S.A. [Member]
IfrsStatementLineItems [Line Items]
Borrowing amount		$ 7,373,460
Mortgage loan		$ 8,000,000																					$ 107,353,410
Loss of debt facility															$ 6,555,113
Debt term		15 years
Interest rate description		The loan is subject to a fixed interest rate of 7.00% in the first year, and a rate of 6-month SOFR plus 2.4% adjustable monthly from the second year onwards
BTG Pactual Colombia S.A. [Member]
IfrsStatementLineItems [Line Items]
Borrowing amount																			$ 2,433,042	$ 10,000,000,000	$ 3,679,266	$ 15,000,000,000
PERU [member]
IfrsStatementLineItems [Line Items]
Debt issuance costs			$ 10,292,677
Tranche A [member] | BBVA Peru [Member]
IfrsStatementLineItems [Line Items]
Interest rate percent	8.50%
Debt outstanding	$ 48,670,000
Percentage of balloon payment	35.00%
Tranche B [member] | BBVA Peru [Member]
IfrsStatementLineItems [Line Items]
Interest rate percent	8.40%
Debt outstanding	$ 11,330,000
Secured bridge loan [member]
IfrsStatementLineItems [Line Items]
Secured loan											$ 15,000,000.0
Maturity date											June 17, 2022
Secured bridge loan [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest rate percent											5.85%
IFC secured credit facility [member]
IfrsStatementLineItems [Line Items]
Gain of debt faclity																$ 351,503
IFC secured credit facility [member] | Tranche one [member]
IfrsStatementLineItems [Line Items]
Borrowing amount											$ 27,100,000
Balloon payment											$ 6,865,611
Expiration date											Jul. 15, 2028
IFC secured credit facility [member] | Tranche two [member]
IfrsStatementLineItems [Line Items]
Borrowing amount											$ 25,900,000
Balloon payment											$ 6,475,000
Expiration date											Jul. 15, 2030
Disbursed amount											$ 15,607,323
IFC secured credit facility [member] | Latam logistic lima sur [member]
IfrsStatementLineItems [Line Items]
Borrowing amount											$ 53,000,000